Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2025 Fund	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNL Past 1 year	IXZNL Past 5 years	IXZNL Past 10 years
Total	7.99%	9.25%	9.12%	6.30%	6.88%	7.43%	5.21%	6.66%	6.91%	(1.54%)	3.57%	2.90%	8.14%	9.45%	9.18%